Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 58	$ 61
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	46	9
Unrealized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 12	$ 52